N-2	May 29, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002016900
Amendment Flag	true
Amendment Description	THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A) MAY DETERMINE.
Entity Inv Company Type	N-2
Securities Act File Number	333-278716
Investment Company Act File Number	811-23954
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	1
Investment Company Act Registration	true
Entity Registrant Name	PRINCIPAL PRIVATE CREDIT FUND I
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
City Area Code	515
Local Phone Number	247-6651
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Share Class
	A	Institutional	Y
Shareholder Transaction Expenses
Maximum Sales Load (percentage of offering price)(1)	5.75%	N/A	N/A
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None
Annual Fund Expenses (as a percentage of net assets attributable to Shares)
Management Fee(2)	1.25%	1.25%	1.25%
Incentive Fee(3)	—%	—%	—%
Distribution and/or Service (12b-1) Fees	0.25%	—%	—%
Interest Payments on Borrowed Funds	1.66%	1.66%	1.66%
Other Expenses(4)	217.89%	177.89%	2.74%

Total Annual Fund Expenses	221.05%	180.80%	5.65%
Fee Waiver and/or Expense Reimbursement(5)	(216.79)%	(176.84)%	(1.89)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	4.26%	3.96%	3.76%
(1)You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest at least $100,000 in the Fund. More information about these and other discounts is available under PURCHASING FUND SHARES.
(2)The Management Fee includes the fee paid to PGI. See “MANAGEMENT OF THE FUND."
(3)The Fund anticipates that it may have interest income that could result in the payment of an incentive fee to PGI during certain periods. The incentive fee, however, is based on the Fund’s net investment income and will not be paid unless the Fund's net investment income is in excess of a hurdle rate, subject to a "catch-up" feature. The Fund expects the incentive fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. See “PURCHASING FUND SHARES – Fees and Expenses” for a full explanation of how the incentive fee is calculated.
(4)Based on estimated amounts for the current fiscal year. The estimated “Other Expenses” for Class A and Institutional Class shares were calculated based on the low assets under management (AUM) expected for those share classes in the first fiscal year. During that fiscal year, PGI anticipates limited marketing and sales of Class A and Institutional Class shares compared to Class Y shares. Given the expected low AUM for Class A and Institutional Class shares, there is a greater impact on their “other expenses” from fixed expenses, such as registration fees. Actual fees and expenses may be greater or less than those shown. Includes amounts paid under an Administration Agreement between the Fund and PGI as administrator.
(5)PGI has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.60% on Class A shares, 2.30% on Institutional Class shares, and 2.10% on Class Y shares. It is expected that the expense limits will continue through the period ending July 31, 2025; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred by PGI during the current fiscal year and the previous two fiscal years.
(6)To the extent the Fund utilizes a derivative instrument such as a swap agreement, associated costs are embedded in the cost of the instrument, and the Fund’s return from such instrument will be net of such expenses and any other expenses associated with the instrument.
The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, incentive fees, fee waivers, and other expenses is available under PURCHASING FUND SHARES.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Share Class
	A	Institutional	Y
Shareholder Transaction Expenses
Maximum Sales Load (percentage of offering price)(1)	5.75%	N/A	N/A
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None
Annual Fund Expenses (as a percentage of net assets attributable to Shares)
Management Fee(2)	1.25%	1.25%	1.25%
Incentive Fee(3)	—%	—%	—%
Distribution and/or Service (12b-1) Fees	0.25%	—%	—%
Interest Payments on Borrowed Funds	1.66%	1.66%	1.66%
Other Expenses(4)	217.89%	177.89%	2.74%

Total Annual Fund Expenses	221.05%	180.80%	5.65%
Fee Waiver and/or Expense Reimbursement(5)	(216.79)%	(176.84)%	(1.89)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(6)	4.26%	3.96%	3.76%
(1)You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest at least $100,000 in the Fund. More information about these and other discounts is available under PURCHASING FUND SHARES.
(2)The Management Fee includes the fee paid to PGI. See “MANAGEMENT OF THE FUND."
(3)The Fund anticipates that it may have interest income that could result in the payment of an incentive fee to PGI during certain periods. The incentive fee, however, is based on the Fund’s net investment income and will not be paid unless the Fund's net investment income is in excess of a hurdle rate, subject to a "catch-up" feature. The Fund expects the incentive fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. See “PURCHASING FUND SHARES – Fees and Expenses” for a full explanation of how the incentive fee is calculated.
(4)Based on estimated amounts for the current fiscal year. The estimated “Other Expenses” for Class A and Institutional Class shares were calculated based on the low assets under management (AUM) expected for those share classes in the first fiscal year. During that fiscal year, PGI anticipates limited marketing and sales of Class A and Institutional Class shares compared to Class Y shares. Given the expected low AUM for Class A and Institutional Class shares, there is a greater impact on their “other expenses” from fixed expenses, such as registration fees. Actual fees and expenses may be greater or less than those shown. Includes amounts paid under an Administration Agreement between the Fund and PGI as administrator.
(5)PGI has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding incentive fees, interest expense on fund borrowings (but including other expenses associated with the credit facility), expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.60% on Class A shares, 2.30% on Institutional Class shares, and 2.10% on Class Y shares. It is expected that the expense limits will continue through the period ending July 31, 2025; however, the Fund and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred by PGI during the current fiscal year and the previous two fiscal years.
(6)To the extent the Fund utilizes a derivative instrument such as a swap agreement, associated costs are embedded in the cost of the instrument, and the Fund’s return from such instrument will be net of such expenses and any other expenses associated with the instrument.
The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, incentive fees, fee waivers, and other expenses is available under PURCHASING FUND SHARES.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the hypothetical Annual Fund Expenses that you would pay on an investment in the Fund. The Example assumes that you invest $1,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested at NAV per share, and the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. The Example should not be considered a representation of the Fund's future expenses. Your actual expenses may be higher or lower than those shown.

Class	1 Year	3 Years	5 Years	10 Years
A(1)	$98	$1,000	N/A	N/A
Institutional(1)	40	1,000	N/A	N/A
Y	38	151	264	538
(1)Because of the estimated high expense ratios for the Class A and Institutional Class shares for periods in which a contractual fee waiver and/or fee reimbursement is not in effect, the value of your $1,000 investment in those share classes is expected to be zero for the 3‑, 5‑, and 10‑year time periods. The estimated expense ratios for Class A and Institutional Class shares were calculated based on the low assets under management (AUM) expected for those share classes in the first fiscal year. During that fiscal year, PGI anticipates limited marketing and sales of Class A and Institutional Class shares compared to Class Y shares. Given the expected low AUM for Class A and Institutional Class shares, there is a greater impact on their “other expenses” from fixed expenses, such as registration fees.

Purpose of Fee Table , Note [Text Block]
The following table summarizes the expenses of the Fund and is intended to assist shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure below relates to a percentage of the Fund’s daily NAV over the course of a year. For a more complete description of the various fees and expenses of the Fund, see "PURCHASING FUND SHARES."

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s investment objective is to seek to maximize total return, consisting of current income and capital appreciation.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in private credit investments (loans, bonds, and other credit instruments that are issued in private offerings or issued by private companies, and related equity securities (including equity securities added to debt instruments to make them more desirable, such as warrants or preferred equity securities)). These investments may be acquired directly from the issuer or in secondary market transactions.
Under normal circumstances, it is expected that the Fund will be primarily invested in privately originated and privately negotiated investments in lower and core middle market U.S. issuers through first and second lien senior secured loans, unitranche loans, and mezzanine debt. PGI considers issuers with $5 million to $50 million in earnings before interest, taxes, depreciation, and amortization (“EBITDA”) as lower and core middle market. The Fund may, however, make investments in issuers outside of this EBITDA range and/or to non-U.S. issuers. The Fund expects to focus on variable-rate investments.
Most of the Fund’s investments will be illiquid. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest a high percentage of its assets in a limited number of issuers and may invest a larger proportion of its assets in a single issuer. In addition, the Fund will seek to invest in negotiated co-investments with its affiliates pursuant to an exemptive order granted by the SEC.
The Fund expects to establish a credit facility with one or more lenders to borrow money to pay expenses, to provide the Fund with necessary liquidity (including with respect to repurchase offers), and to finance the acquisition of, or refinance, one or more investments, among other potential uses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt). For example, if the Fund has $100 in net assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage at any time based on the Fund’s assessment of market conditions and the investment environment.
The Fund’s diligence process in selecting investments includes consideration of downside risk, recurring recession-resistant cash flows, sustainable margins, and cash flow conversion. The Fund analyzes financial performance data and company key performance indicators to help select its investments. Additionally, the Fund considers financial models, which typically include stress tests of key risks for each investment, as well as economic environment modeling (including recessions and inflationary periods). The Fund also generally considers EBITDA and enterprise value multiple compression and the cost of distress in its downside financial modeling. Additionally, the Fund typically consults both external and internal proprietary credit ratings and utilizes quantitative models to confirm its overall assessment and challenge biases. The Fund also frequently leverages quality of earnings reports to provide validation and insights into financial statements, tax diligence for information regarding liability and cash flows for debt servicing, and consultant reports and market studies to understand market share, and industry position and trends.
The Fund focuses primarily on new loan originations and generally does not expect to seek debt trading at a discount as a primary investment objective. Capital appreciation will be sought through several common features of the loans in which the Fund seeks to invest. For example, the Fund’s loans are typically structured with original issue discount (“OID”) and often also a call premium if a loan is prepaid within a certain period. The OID supports capital preservation, as the loan is issued at a price less than par, while also providing incremental return as the OID accretes to maturity, as well as upside to performance if the loan does prepay. Additionally, a small portion of the Fund is intended to be invested in baskets of selective second lien and non-senior investment opportunities, including originating second-lien and mezzanine loans and, holding company payment‑in‑kind (PIK) notes. These select investments potentially offer further diversification and increase the overall portfolio return potential.
Investment Process and Monitoring
The Fund’s middle market direct lending team focuses on relationship lending by providing flexible financing solutions to both sponsor-backed and non-sponsored companies throughout North America. The team consists of over 30 professionals dedicated to direct lending with over 225 years of combined middle market direct lending experience across 15 middle market direct lending firms. The team’s credit investing experience spans across many significant industries and through multiple credit cycles. The Fund’s investment process begins with an intentional approach to portfolio construction, which prioritizes more recession-resilient industries with high cash flow margins and more recurring business models. Through a detailed underwriting process, the Fund seeks to establish covenants and other documentation provisions around key risks, and the Fund’s disciplined process results in a highly selective investment process. The Fund’s process focuses on identifying credit opportunities with a clear investment thesis and limited downside risk. Importantly, investments are underwritten to stress‑case scenarios, based on historic cycles and potential negative future outcomes. The Fund also has set portfolio construction objectives and guidance around industry allocation. Finally, the Fund continually monitors the credit quality of the portfolio with the goal of identifying and addressing any credit issues well in advance of a negative event. This monitoring typically involves ongoing monthly and quarterly reporting documents and financials from the borrower to support continued engagement on the financial health of the borrower.
Risk Factors [Table Text Block]
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.
Closed-End Structure Risk. The Fund is a closed-end management investment company structured as an “interval fund." Closed-end funds differ from open-end management investment companies, commonly known as “mutual funds,” in that investors in a closed-end fund do not have the right to redeem their shares daily at a price based on net asset value per share. There is no secondary market for the Shares, and the Fund does not expect a secondary market will develop. You may not be able to sell your Shares when and/or in the amount that you desire.
Co-Investment Opportunities Risk. The 1940 Act generally prohibits a closed-end fund from entering into negotiated co-investments with affiliates absent an exemptive order from the SEC. The SEC has granted the Fund such an order. Co-investments made under the order are subject to compliance with the conditions and other requirements contained in the order, which could limit the Fund’s ability to participate in a co-investment transaction.
Competition for Investment Opportunities Risk. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Many of the Fund’s competitors are substantially larger and may have considerably greater resources than the Fund. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships, and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms.
Credit Risk. Credit risk refers to the likelihood that an issuer will be unable to make principal and/or interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely affected if an issuer of debt in which the Fund invests becomes unable to make such payments when due.
Incentive Fee Risk. The incentive fee payable by the Fund to PGI may create an incentive for PGI to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to PGI is determined may encourage PGI to use leverage to increase the return on the Fund’s investments.
Interest Rate Risk. General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income, and the Fund’s net asset value. If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents.
Investments in Loans Risk. The Fund invests in loans, either through primary issuances or in secondary transactions. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that any collateral associated with a loan will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Key Personnel Risk. PGI depends on the diligence, skill, and network of business contacts of certain professionals. PGI also depends, to a significant extent, on the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The departure of any of the senior managers of PGI, or of a significant number of the investment professionals of PGI, could have a material adverse effect on the Fund’s ability to achieve its investment objective.
Liquidity Risk. Certain Fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Trading volume, lack of a market maker, or legal restrictions may impair the Fund’s ability to sell particular securities at an advantageous price.
Market Volatility and Securities Issuers. The value of a Fund’s portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Additionally, U.S. and world economies, as well as markets (or certain market sectors), may experience greater volatility in response to the occurrence of natural or man-made disasters and geopolitical events, such as war, acts of terrorism, pandemics, military actions, trade disputes, or political instability. Moreover, if the Fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market.
Middle-Market Companies Risk. Investments in middle-market companies, which often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets, and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, there is generally little public information about these companies.
New/Small Fund Risk. The Fund commenced operations on June 3, 2024. Investment positions may have a disproportionate impact (negative or positive) on performance in a newer and smaller fund. Newer and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Newer funds have limited performance histories for investors to evaluate, and newer and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies.
No Prior History Risk. The Fund is newly organized closed-end management investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Prepayment Risk. Prepayment risk relates to the early repayment of principal on a loan or debt security. PGI is generally unable to predict the rate and frequency of such repayments. Having the loan or other debt instrument repaid early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Repurchase Offers Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.
Senior Secured Loans Risk. It is expected that when the Fund makes a senior secured term loan investment (either first or second lien) in an issuer, it will generally take a security interest in the issuer’s assets, which the Fund expects to help mitigate the risk that it will not be repaid. There is a risk, however, that the collateral securing the Fund’s loans may be inadequate to repay the loan. The fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms. Further, the Fund’s second lien loans will be subordinated to an issuer’ first lien loans. Second lien loans are subject to the additional risk that the cash flow of the related obligor and the property securing the second lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the obligor, such as a first lien loan. This may result in an above average amount of risk and loss or principal for a second lien loan. Second lien loans are expected to be more illiquid than first lien loans.
Sourcing of Suitable Assets Risk. No assurance can be given that PGI will be able to find enough appropriate investments that meet the Fund’s investment criteria.
Unitranche Loan Risk. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. Unitranche loans typically provide for loan amortization in the initial years of the facility, with the majority of the amortization deferred until loan maturity, with a contractual requirement for excess cash flow sweeps that reduce the average life of the loan. Unitranche loans generally allow the borrower to make a large lump sum payment of principal at the end of the loan term, and there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Valuation Risk. There is not a readily available market value for many of the Fund’s private investments. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed and may differ materially from the amounts the Fund may realize on any disposition of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s private investments may differ from the impact of such changes on the readily available market values for the Fund’s other investments. Accordingly, it is possible that the stated NAV of the Fund on any given date, as calculated based on such valuations, will not be accurate. Such inaccuracies could adversely affect investors in the Fund if Shares are purchased or redeemed at a price other than their true value. In addition, if the Fund's gross asset value is overstated, investors would be adversely affected by higher fees payable to PGI.

Effects of Leverage [Text Block]
The following table is designed to illustrate the effects of leverage on total return of shares of our shares of beneficial interest, assuming hypothetical annual investment portfolio total returns, net of expenses (consisting of income and changes in the value of investments held in our portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns that we expect to experience. Actual returns may be higher or lower than those appearing in the table.

Assumed Return on Portfolio (Net of Expenses)	(10)%	(5)%	—%	5%	10%
Corresponding Return to Common Shareholder(1)	(14)%	(9)%	(4)%	1%	6%
(1)The calculation assumes (i) total assets as of February 29, 2024, (ii) a cost of funds of 7.98%, (iii) $20.2 million in borrowings outstanding. “Corresponding return to common stockholder” is composed of two elements: Our net investment income and gains or losses on the value of the securities we own.
Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	(10)%	(5)%	—%	5%	10%
Corresponding Return to Common Shareholder(1)	(14)%	(9)%	(4)%	1%	6%
(1)The calculation assumes (i) total assets as of February 29, 2024, (ii) a cost of funds of 7.98%, (iii) $20.2 million in borrowings outstanding. “Corresponding return to common stockholder” is composed of two elements: Our net investment income and gains or losses on the value of the securities we own.
Return at Minus Ten [Percent]	(14.00%)
Return at Minus Five [Percent]	(9.00%)
Return at Zero [Percent]	(4.00%)
Return at Plus Five [Percent]	1.00%
Return at Plus Ten [Percent]	6.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SHARES
Description of Capital Structure and Shares
The following is a brief description of the capital structure of the Fund. This description is not complete and is subject to and qualified in its entirety by reference to the Declaration and the Fund’s By-Laws (the “By-Laws”). The Declaration and By-Laws are each exhibits to the registration statement of which this Prospectus is a part.
The Fund is a statutory trust established under the laws of the State of Delaware. The Declaration provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest. The Declaration authorizes the division of the beneficial interest in each Class into Shares without limitation as to number, with or without par value. The Fund currently offers three share classes: A, Institutional, and Y.
Shareholders will be entitled to the payment of distributions when, as, and if declared by the Board. All Shares have equal rights to the payment of distributions and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable by the Trust and will have no pre-emptive or conversion rights or rights to cumulative voting.
Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund pro rata among the holders of the Shares.
The Board may classify or reclassify any issued or unissued shares of the Fund into shares of any class by redesignating such shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion, or other rights, voting powers, restrictions, limitations as to distributions, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the Declaration and the 1940 Act.
The Declaration provides for indemnification out of Fund property against liability and against all expenses reasonably incurred or paid by any Shareholder in connection with any claim, action, suit, or proceeding in which such Shareholder becomes involved as a party or otherwise by virtue of Shareholder being or having been a Shareholder in the Fund.
The Fund does not intend to hold annual meetings of Shareholders unless required by law. If the Fund does hold a meeting of Shareholders, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.
The following table shows the amounts of Shares of the Fund that were authorized and outstanding as of May 16, 2024:

Share Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Excluding Amount Shown Under Column 3
A	Unlimited	—	1,000
Institutional	Unlimited	—	1,000
Y	Unlimited	—	4,111,892
Anti-Takeover and Other Provisions in the Declaration of Trust
The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office, with or without cause, by a written instrument signed by a majority of the Trustees or by a vote of shareholders owning at least two‑thirds of the outstanding shares of the Fund. The Declaration of Trust contains inhibiting provisions that would operate with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale, or transfer of substantially all of the Fund’s asset, or liquidation.
The Fund’s Declaration of Trust states that no shareholder of a share class may bring a derivative action with respect to such class unless holders of at least ten percent of the outstanding shares of that class join in the bringing of such action. The Declaration of Trust also generally requires that such shareholders first make a pre‑suit demand and undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in case the Board determines not to bring such action. Following receipt of the demand, the Board must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to shareholder derivative claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Security Dividends [Text Block]	Shareholders will be entitled to the payment of distributions when, as, and if declared by the Board. All Shares have equal rights to the payment of distributions and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]	If the Fund does hold a meeting of Shareholders, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote.
Security Liquidation Rights [Text Block]
Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund pro rata among the holders of the Shares.

Security Preemptive and Other Rights [Text Block]	Shares will, when issued, be fully paid and non-assessable by the Trust and will have no pre-emptive or conversion rights or rights to cumulative voting.
Outstanding Securities [Table Text Block]

Share Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Excluding Amount Shown Under Column 3
A	Unlimited	—	1,000
Institutional	Unlimited	—	1,000
Y	Unlimited	—	4,111,892

Bank Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.

Borrowing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk. Borrowing can increase fund expenses due to interest payments to lenders and related expenses. Such borrowing also might reduce the fund’s return if the yield on the investments purchased is less than the borrowing costs.

Closed-End Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Closed-End Structure Risk. The Fund is a closed-end management investment company structured as an “interval fund." Closed-end funds differ from open-end management investment companies, commonly known as “mutual funds,” in that investors in a closed-end fund do not have the right to redeem their shares daily at a price based on net asset value per share. There is no secondary market for the Shares, and the Fund does not expect a secondary market will develop. You may not be able to sell your Shares when and/or in the amount that you desire.

Co-Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Co-Investment Opportunities Risk. The 1940 Act generally prohibits a closed-end fund from entering into negotiated co-investments with affiliates absent an exemptive order from the SEC. The SEC has granted the Fund such an order. Co-investments made under the order are subject to compliance with the conditions and other requirements contained in the order, which could limit the Fund’s ability to participate in a co-investment transaction.
Competition For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Competition for Investment Opportunities Risk. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Many of the Fund’s competitors are substantially larger and may have considerably greater resources than the Fund. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships, and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms.
Credit Risk Member [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. Credit risk refers to the likelihood that an issuer will be unable to make principal and/or interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely affected if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee Risk. The incentive fee payable by the Fund to PGI may create an incentive for PGI to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee payable to PGI is determined may encourage PGI to use leverage to increase the return on the Fund’s investments.

Investments In Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Loans Risk. The Fund invests in loans, either through primary issuances or in secondary transactions. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that any collateral associated with a loan will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk. PGI depends on the diligence, skill, and network of business contacts of certain professionals. PGI also depends, to a significant extent, on the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The departure of any of the senior managers of PGI, or of a significant number of the investment professionals of PGI, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. Certain Fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Trading volume, lack of a market maker, or legal restrictions may impair the Fund’s ability to sell particular securities at an advantageous price.

Market Volatility And Securities Issuers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Volatility and Securities Issuers. The value of a Fund’s portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Additionally, U.S. and world economies, as well as markets (or certain market sectors), may experience greater volatility in response to the occurrence of natural or man-made disasters and geopolitical events, such as war, acts of terrorism, pandemics, military actions, trade disputes, or political instability. Moreover, if the Fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market.

Middle-Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Middle-Market Companies Risk. Investments in middle-market companies, which often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets, and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, there is generally little public information about these companies.

New/Small Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New/Small Fund Risk. The Fund commenced operations on June 3, 2024. Investment positions may have a disproportionate impact (negative or positive) on performance in a newer and smaller fund. Newer and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Newer funds have limited performance histories for investors to evaluate, and newer and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies.

No Prior History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	No Prior History Risk. The Fund is newly organized closed-end management investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.
Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Prepayment Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. Prepayment risk relates to the early repayment of principal on a loan or debt security. PGI is generally unable to predict the rate and frequency of such repayments. Having the loan or other debt instrument repaid early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or may force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If a repurchase offer is oversubscribed, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer.

Senior Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Secured Loans Risk. It is expected that when the Fund makes a senior secured term loan investment (either first or second lien) in an issuer, it will generally take a security interest in the issuer’s assets, which the Fund expects to help mitigate the risk that it will not be repaid. There is a risk, however, that the collateral securing the Fund’s loans may be inadequate to repay the loan. The fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms. Further, the Fund’s second lien loans will be subordinated to an issuer’ first lien loans. Second lien loans are subject to the additional risk that the cash flow of the related obligor and the property securing the second lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the obligor, such as a first lien loan. This may result in an above average amount of risk and loss or principal for a second lien loan. Second lien loans are expected to be more illiquid than first lien loans.

Sourcing Of Suitable Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Sourcing of Suitable Assets Risk. No assurance can be given that PGI will be able to find enough appropriate investments that meet the Fund’s investment criteria.
Unitranche Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unitranche Loan Risk. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. Unitranche loans typically provide for loan amortization in the initial years of the facility, with the majority of the amortization deferred until loan maturity, with a contractual requirement for excess cash flow sweeps that reduce the average life of the loan. Unitranche loans generally allow the borrower to make a large lump sum payment of principal at the end of the loan term, and there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. There is not a readily available market value for many of the Fund’s private investments. Due to the inherent uncertainty and subjectivity of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s private investments may differ significantly from the values that would have been used had a readily available market value existed and may differ materially from the amounts the Fund may realize on any disposition of such investments. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s private investments may differ from the impact of such changes on the readily available market values for the Fund’s other investments. Accordingly, it is possible that the stated NAV of the Fund on any given date, as calculated based on such valuations, will not be accurate. Such inaccuracies could adversely affect investors in the Fund if Shares are purchased or redeemed at a price other than their true value. In addition, if the Fund's gross asset value is overstated, investors would be adversely affected by higher fees payable to PGI.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income, and the Fund’s net asset value. If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	711 High Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50392
Contact Personnel Name	John L. Sullivan
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.66%
Distribution/Servicing Fees [Percent]	0.25%
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	217.89%
Total Annual Expenses [Percent]	221.05%
Waivers and Reimbursements of Fees [Percent]	(216.79%)
Net Expense over Assets [Percent]	4.26%
Expense Example, Year 01	$ 98
Expense Example, Years 1 to 3	$ 1,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	A
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,000
Institutional Class [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.66%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	177.89%
Total Annual Expenses [Percent]	180.80%
Waivers and Reimbursements of Fees [Percent]	(176.84%)
Net Expense over Assets [Percent]	3.96%
Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	$ 1,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,000
Class Y [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	1.66%
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.74%
Total Annual Expenses [Percent]	5.65%
Waivers and Reimbursements of Fees [Percent]	(1.89%)
Net Expense over Assets [Percent]	3.76%
Expense Example, Year 01	$ 38
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	264
Expense Example, Years 1 to 10	$ 538
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Y
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	4,111,892